STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 1,954	$ 1,603
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	475	557
Increase in accrued severance pay	142	232
Stock based compensation	308
Deferred taxes, net	(178)	(90)
Changes in assets and liabilities:
Decrease (increase) in accounts receivable and prepaid expenses	1,910	(258)
Increase in inventory	(1)	(8)
Increase in deposits with insurance companies and severance pay fund	(95)	(122)
Increase in trade payables, accrued expenses and other liabilities	3,132	1,264
Net cash provided by operating activities	7,647	3,178
Cash flows from investing activities:
Proceeds from sale of property and equipment		9
Purchase of property and equipment	(175)	(83)
Net cash used in investing activities	(175)	(74)
Cash flows from financing activities:
Short-term bank credit	8	2,499
Purchase of non-controlling interest	(92)
Cash distributions to shareholders		(7,916)
Proceeds from issuance of restricted shares	1	47
Net cash used in financing activities	(83)	(5,370)
Net increase (decrease) in cash and cash equivalents	7,389	(2,266)
Effect of exchange rate changes on cash	(14)	(60)
Cash and cash equivalents at beginning of period	13,052	11,903
Cash and cash equivalents at end of period	20,427	9,577
Appendix A - Non-cash transactions
Purchase of property on credit	$ 54	$ 122